Interest in a Joint Venture (Details) - Schedule of summarised financial information - Joint ventures [member] - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Interest in a Joint Venture (Details) - Schedule of summarised financial information [Line Items]
Current assets		$ 1,803	$ 19,367
Non-current assets			2,319
Current liabilities		(500,815)	(787,736)
Non-current liabilities		(2,000,000)	(1,032,657)
Equity		(2,499,012)	(1,798,707)
Company’s carrying amount of the investment
Revenue		269,203	413,299
Expenses		(537,009)	(2,018,992)
Loss for the year		(267,806)	(1,605,693)
Company’s share of the loss	[1]
Carrying value of the BCT investment
Investment brought to account at cost		680	680
Share of the joint venture’s loss	[1]	(680)	(680)
Closing carrying value of the investment

[1]	As the investment in the joint venture has been written down to nil, no share of the joint venture’s loss has been brought to account in the Company’s loss from ordinary activities for the current financial period.